Redeemable Convertible Preferred Stock - Summary of The Warrant Activities (Detail)	9 Months Ended
Sep. 30, 2021 shares
Class of Warrant or Right [Line Items]
Beginning balance	1,738,382
Issued	585,145
Exercised	2,323,527
Ending balance	0
Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance	305,611
Issued	0
Exercised	305,611
Ending balance	0
Series B Preferred Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance	1,362,771
Issued	0
Exercised	1,362,771
Ending balance	0
Series C Preferred Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance	70,000
Issued	585,145
Exercised	655,145
Ending balance	0